Capital stock - Additional Information (Details)													3 Months Ended
	Oct. 08, 2024 shares	Sep. 16, 2024 $ / shares shares	Aug. 22, 2024	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Nov. 30, 2024 CAD ($) $ / shares shares	Sep. 16, 2024 $ / shares	Aug. 31, 2024 CAD ($)	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Nov. 23, 2020 $ / shares
Capital stock
Exercise price of warrants | (per share)		$ 11.25		$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,457.03	$ 1,687.5		$ 15.29		$ 191.23	$ 141.75	$ 191.23	$ 734.4	$ 724.95	$ 722.25	$ 761.4	$ 765.45	$ 760.05	$ 2,276.61
Number of warrants to purchase voting common shares issued		18,896		1,023	2,763	3,662	3,659	2,826	3,520	4,108	371	1,125	377,778
Number of Voting Common Shares issued to third parties in exchange for services													124,642
Number of Voting Common Shares value issued to third parties in exchange for services | $													$ 591,571
Number of shares converted	1
Total cash consideration price, net of transaction costs | $													3,567,439
Net transaction costs | $													1,051,801
Ratio to the conversion of stock split	9		15
Additional voting common shares	195,203
At the market public offering
Capital stock
Net transaction costs | $													$ 300,035
Number of shares issued													695,583
Total cash consideration | $													$ 3,279,840
Net proceeds from this capital raise | $													$ 60,659		$ 0
Series A Convertible Preferred Shares
Capital stock
Shares issued upon conversion of convertible preferred stock													9,877
Number of shares converted													400
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares													$ 0.001
Number of warrants to purchase voting common shares issued													1